Net Loss per Share Attributable to the Company (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and six months ended June 30, 2023 and 2022, we excluded all potentially dilutive restricted stock units, stock options, warrants and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive. In the fourth quarter of 2022, the Company was notified that 100% of the LLC Units were surrendered by the FTAC Founder and were subsequently canceled.

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Numerator
Net loss attributable to the Company - basic and diluted	$(1,765)	$(658,739)	$(5,573)	$(1,829,922)

Denominator
Weighted average shares – basic and diluted	61,466,385	60,488,339	61,210,799	60,410,326

Net loss per share attributable to the Company
Basic and diluted	$(0.03)	$(10.89)	$(0.09)	$(30.29)